Goodwill (Tables)	12 Months Ended
Dec. 31, 2022
Goodwill [Abstract]
Schedule of Changes in Carrying Amount of Goodwill

Changes in the carrying amount of goodwill are as follows:

	Merchant Solutions	Digital Wallets	Total
December 31, 2020 (1)	1,774,763	1,707,053	3,481,816
Additions (2)	21,828	194,292	216,120
Foreign exchange	—	(47,899)	(47,899)
December 31, 2021	$1,796,591	$1,853,446	$3,650,037
Additions (3)	—	284,239	284,239
Purchase price adjustment (4)	—	(11,938)	(11,938)
Foreign exchange	—	(41,019)	(41,019)
Impairment	(1,159,145)	(723,042)	(1,882,187)
December 31, 2022	$637,446	$1,361,686	$1,999,132

(1)
In 2021, a change in segments was reported. In connection with this change, $271,456 of goodwill was reallocated to Digital Commerce (former Digital Wallets) using a fair value allocation methodology. The prior periods were recast to reflect this change in the year ended December 31, 2021. Following the current year reevaluation of our reporting units, this portion of goodwill was reallocated back to Merchant Solutions (previously US Acquiring).
(2)
Additions to goodwill within the Merchant Solutions segment relate to the acquisition of ICS (See Note 14) and additions to goodwill within the Digital Wallets segment relate to the acquisition of PagoEfectivo and viaFintech.
(3)
Additions to goodwill within the Digital Wallet segment related to SafetyPay (See Note 14).
(4)
Purchase price adjustments mainly related to deferred tax asset on SafetyPay net operating losses.